Statement of Changes in Net Assets Available for Benefits - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net appreciation in the fair value of investments	$ 1,574,308,419
Dividend and interest income	172,199,766
Net investment gain	1,746,508,185
Interest income on notes receivable from participants	4,494,498
Contributions
Participants	426,575,802
Company, net of forfeitures	236,811,588
Total contributions	663,387,390
Total additions	2,414,390,073
DEDUCTIONS FROM NET ASSETS
Distributions to participants	901,973,363
Administrative expenses	6,523,953
Total deductions from net assets	908,497,316
Net increase in net assets available for benefits	1,505,892,757
Net assets available for benefits
Beginning of year	10,198,760,731
End of year	$ 11,704,653,488